Long-Term Debt, net - Principal Payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Scheduled maturities of long-term debt
December 31, 2020	$ 119,673
December 31, 2021	119,603
December 31, 2022	89,773
December 31, 2023	794,732
June 30, 2024	297,886
Total long-term debt	$ 1,421,667
New Credit Facilities
Long-Term Debt, net
Percentage of actual free cash flow equal to quarterly fixed and variable payment	85.00%
Fixed principal repayments
Scheduled maturities of long-term debt
December 31, 2020	$ 119,673
December 31, 2021	119,603
December 31, 2022	89,773
December 31, 2023	77,194
Total long-term debt	406,243
Final payments
Scheduled maturities of long-term debt
December 31, 2023	717,538
June 30, 2024	297,886
Total long-term debt	$ 1,015,424